Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,769,726
Cost incurred for dry docking	24,655	$ 48,250	$ 27,972
(Write-down) and (loss) gain on sale of assets (note 19)	(69,446)	(5,544)	170
Balance at the end of the year	1,557,829	1,769,726
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	71,807	56,019	48,460
Cost incurred for dry docking	28,546	45,371	27,896
Dry-dock amortization	(27,851)	(26,682)	(20,326)
(Write-down) and (loss) gain on sale of assets (note 19)	(4,975)	(2,901)	(11)
Balance at the end of the year	$ 67,527	$ 71,807	$ 56,019